UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08529

MONTEAGLE FUNDS

(Exact name of registrant as specified in charter)

2506 Winford Avenue, Nashville, TN  37211

(Address of principal executive offices)   (Zip code)

The Corporation Trust Company

Corporation Trust Center, 1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

With Copies To:

Paul B. Ordonio, President and Principal Executive Officer Monteagle Funds 2506 Winford Avenue Nashville, TN 37211	C. Richard Ropka Law Office of C. Richard Ropka 215 Fries Mill Road Turnersville, NJ 08012

Registrant's telephone number, including area code: (888) 263-5593

Date of fiscal year end: August 31

Date of reporting period: May 31, 2019

ITEM 1. SCHEDULE OF INVESTMENTS.

		Monteagle Fixed Income Fund
		Schedule of Investments
		May 31, 2019 (Unaudited)

Shares			Value

CORPORATE BONDS - 54.27%

Aerospace & Defense - 2.27%
750,000		General Dynamics Corp., 3.75%, 05/15/2028	$ 800,308

Automotive - 1.44%
500,000		AmericanHonda Finance, 2.90%, 02/16/2024	508,110

Banks - 7.27%
500,000		JPMorgan Chase &C Co., 4.35%, 08/15/2021	518,632
500,000		PNC Funding Corp., 4.375%, 08/11/2020	511,356
500,000		Wells Fargo & Co., 3.45%, 02/13/2023	508,271
1,000,000		Westpac Banking Corp., 3.35%, 03/08/2027	1,026,057
			2,564,316
Capital Goods - 5.31%
250,000		3M Company, 2.00%, 06/26/2022	248,334
500,000		General Electric Co., 5.55%, 05/04/2020	512,088
625,000		Honeywell Intl., 1.85%, 11/01/2021	617,106
500,000		Precision Castparts Corp., 2.50%, 01/15/2023	499,066
			1,876,594
Consumer Finance - 1.46%
500,000		Visa, Inc., 3.15%, 12/14/2025	514,575

Diversified Financial Services - 3.58%
500,000		Berkshire Hathaway Finance Corp., 3.00%, 05/15/2022	509,654
250,000		CME Group, Inc., 3.00%, 09/15/2022	254,801
500,000		Northern Trust Corp., 2.375%, 08/02/2022	500,717
			1,265,172
Engineering &Construction - 1.00%
350,000		Fluor Corp., 3.50%, 12/15/2024	354,379

Financial Services - 1.49%
500,000		Intercontinental Exchange, Inc., 3.75%, 12/01/2025	527,035

Food, Beverage & Tobacco - 5.80%
750,000		Anheuser-Busch InBev, 5.375%, 01/15/2020	771,539
750,000		The Hershey Co., 3.375%, 5/15/2023	777,156
500,000		Phillip Morris International, 2.50%, 08/22/2022	496,883
			2,045,578
Health Care Equipment & Services - 5.72%
750,000		Becton Dickinson & Co., 3.125%, 11/08/2021	756,297
500,000		Gilead Sciences Inc, 3.25%, 09/01/2022	509,936
250,000		Medtronic, Inc., 3.125%, 03/15/2022	254,439
500,000		Novartis Capital Corp., 2.40%, 05/17/2022	499,747
			2,020,419
Media - 1.43%
500,000		Comcast Corp., 3.00%, 02/01/2024	506,476

Oil, Gas & Consumable Fuels- 4.71%
500,000		BP Capital Markets, Plc., 2.50%, 11/06/2022	502,226
200,000		Chevron Corp. , 2.566%, 05/16/2023	200,622
700,000		Chevron Corp. , 2.954%, 05/16/2026	711,356
250,000		Shell International Finance BV, 2.375%, 08/21/2022	249,257
			1,663,461
Pharmaceuticals, Biotechnology & Life Science - 2.26%
750,000		Glaxosmithkline Cap, Inc., 3.875%, 05/15/2028	797,903

Semiconductors & Semiconductor Equipment - 2.86%
1,000,000		Qualcomm, Inc., 3.00%, 05/20/2022	1,009,062

Software & Services - 1.42%
500,000		Oracle Corp., 2.50%, 10/15/2022	499,570

Technology Hardware & Equipment - 2.91%
1,000,000		Apple Inc., 3.20% 05/13/2025	1,025,771

Utilities - 3.23%
500,000		Duke Energy Florida, 4.55%, 04/01/2020	508,032
200,000		Duke Energy Progress LLC	205,675
400,000		National Rural, 3.70%, 03/15/2019	425,009
			1,138,716

TOTAL FOR CORPORATE BONDS (Cost $18,789,245) - 54.27%			19,117,445

MORTGAGE-BACKED SECURITIES- 12.43% (a)
Federal Home Loan Mortgage Corporation- 3.57%
204,647		FHLMC Pool #J19285 2.50%, 06/01/2027	205,946
211,959		FHLMC Pool #Q15767 3.00%, 02/01/2043	213,985
197,731		FHLMC Pool #G07163 3.50%, 10/01/2042	204,366
126,272		FHLMC Pool #A94289 4.00%, 10/01/2040	131,474
384,378		FHLMC Pool #G08618 4.00%, 12/01/2044	399,222
79,884		FHLMC Pool #A947184 4.50%, 02/01/2041	85,465
18,649		FHLMC Series 15L 7.00%, 07/25/2023	19,714
5		FHLMC Series 2841 BY 5.00%, 08/15/2019	5
			1,260,177

Federal National Mortgage Association- 8.32%
197,673		FNMA Pool #AL1869 3.00%, 06/01/2027	201,248
145,986		FNMA Pool #AB8898 3.00%, 04/01/2043	147,300
273,123		FNMA Pool #AB9238 3.00%, 05/01/2043	275,578
168,797		FNMA Pool #AU1619 3.50%, 07/01/2043	173,319
543,354		FNMA Pool #AU3763 3.50%, 08/01/2043	560,064
739,220		FNMA Pool #AB3690 4.00%, 10/01/2041	769,277
136,572		FNMA Pool #AO0763 4.00%, 02/01/2042	143,009
218,442		FNMA Pool #AK3402 4.00%, 04/01/2042	227,322
151,938		FNMA Pool #AL7729 4.00%, 06/01/2043	158,093
149,937		FNMA Pool #AL5097 4.50%, 09/01/2043	160,294
34,160		FNMA 2007- 40 5.50%, 05/25/2037	38,486
17,193		FNMA Pool #754289 6.00%, 11/01/2033	19,280
23,273		FNMA Pool #882684 6.00%, 06/01/2036	25,697
31,590		FNMA Pool #545759 6.50%, 07/02/2032	36,244
			2,935,211
Government National Mortgage Association- 0.54%
116,596		GNMA 2012-91 HQ 2.00%, 09/20/2041	115,384
22,913		GNMA 2012-52 PM 3.50%, 12/20/2039	23,395
4,894		GNMA Pool #648337 5.00%, 10/15/2020	5,006
14,831		GNMA Pool #676516 6.00%, 02/15/2038	16,502
29,117		GNMA Pool #476998 6.50%, 07/15/2029	31,869
			192,156

TOTAL FOR MORTGAGE-BACKED SECURITIES (COST $4,421,790) - 12.43%			4,387,544

MUNICIPAL BONDS- 3.73% (a)
Massachusetts- 1.47%
500,000		Massachusetts State College Bldg. Auth. Revenue, 4.00%, 05/01/2037	518,970
Texas- .74%
250,000		Texas State University System, 3.70%, 03/15/2030	262,838
New York- 1.51%
500,000		New York State Urban Dev., 3.90%, 03/15/2033	534,085
			1,315,893

TOTAL FOR MUNICIPAL BONDS(COST $1,244,165) - 3.73%			1,315,893

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 28.98% (a)
Federal Farm Credit Bank - 6.06%
600,000		FFCB 3.220%, 12/10/2025	637,465
500,000		FFCB 3.680%, 02/12/2029	501,754
500,000		FFCB 2.660%, 08/21/2025	500,002
500,000		FFCB 3.650%, 12/26/2025	501,352
			2,140,573
Federal National Mortgage Associations - 2.19%
750,000		FNMA, 2.625%, 09/06/2024	771,574

U.S. Treasury Notes- 20.73%
1,200,000		United States Treasury Note 1.625%, 08/15/2022	1,189,406
1,250,000		United States Treasury Note 2.125%, 08/15/2021	1,254,931
1,000,000		United States Treasury Note 2.250%, 11/15/2024	1,014,102
1,000,000		United States Treasury Note 2.375%, 05/15/2027	1,022,031
250,000		United States Treasury Note 2.500%, 08/15/2023	255,713
750,000		United States Treasury Note 2.750%, 11/15/2023	775,694
500,000		United States Treasury Note 2.750%, 02/15/2024	518,125
500,000		United States Treasury Note 2.875%, 05/15/2028	530,567
750,000		United States Treasury Note 3.625%, 02/15/2020	756,504
			7,317,073

TOTAL FOR U.S. GOVERNMENT & AGENCY OBLIGATIONS (COST $10,142,628) - 28.98%			10,229,220

MONEY MARKET FUND - 0.35%
123,854		Federated Government Obligations Fund-Institutional Shares, 2.25% **	123,854

TOTAL FOR MONEY MARKET FUND (Cost $123,854) - 0.35%			123,854

TOTAL INVESTMENTS (Cost $34,721,682) *** - 99.66%			35,173,956

OTHER ASSETS LESS LIABILITIES - 0.34%			120,999

NET ASSETS - 100.00%			$ 35,294,955

(a) Categorized in level 2 of the fair value hierarchy; for additional information and description of the levels, refer to the table included in Note 2 of the accompanying notes to the financial statements.

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at May 31, 2019.

***At May 31, 2019 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $34,721,682 amounted to $452,271, which consisted of aggregate gross unrealized appreciation of $538,173 and aggregate gross unrealized depreciation of $85,902.

NOTES TO FINANCIAL STATEMENTS
Monteagle Fixed Income Fund
1. SECURITY TRANSACTIONS

At May 31, 2019 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $34,721,682 amounted to $452,271, which consisted of aggregate gross unrealized appreciation of $538,173 and aggregate gross unrealized depreciation of $85,902.

2. SECURITY VALUATION

Equity securities, including common stocks and exchange-traded funds, held by the Funds for which market quotations are readily available are valued using the last reported sales price or the official closing price provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on each Fund’s business day. If no sales are reported, the average of the last bid and ask price is used. If no average price is available, the last bid price is used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy described below. When an equity security is valued by the independent pricing service using factors other than market quotations or the market is considered inactive, they will be categorized in level 2.

Fixed income securities such as corporate bonds, municipal bonds, and U.S. government and agency obligations, are valued using an independent pricing service that considers market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and other reference data. These securities are categorized as level 2 securities. The fair value of mortgage-backed securities is estimated by an independent pricing service which uses models that consider interest rate movements, new issue information and other security pertinent data. Evaluations of tranches (non-volatile, volatile, or credit sensitive) are based on interpretations of accepted Wall Street modeling and pricing conventions. Mortgage-backed securities are categorized in level 2 of the fair value hierarchy described below to the extent the inputs are observable and timely. In the absence of readily available market quotations, or other observable inputs, securities are valued at fair value pursuant to procedures adopted by the Board of Trustees and would be categorized as level 3.

Options contracts that are actively traded are valued based on quoted prices from the exchange and categorized in level 1 of the fair value hierarchy. Options held by the Funds for which no current quotations are readily available and which are not traded on the valuation date are valued at the average of the last bid and ask price and are categorized within level 2 of the fair value hierarchy. Depending on the product and terms of the transaction, the fair value of options can be modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets, as is the case of options contracts. Options contracts valued using pricing models are categorized within level 2 of the fair value hierarchy.

Money market funds are valued at their net asset value of $1.00 per share and are categorized as level 1. Securities with maturities of 60 days or less may be valued at amortized cost, which approximates fair value and would be categorized as level 2.

Various inputs are used in determining the value of each of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
	●	Level 1 – quoted prices in active markets for identical securities
	●	Level 2 – other significant observable inputs
	●	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

		Investments in Securities	Level 1	Level 2	Level 3	Total
		Corporate Bonds	-	$ 19,117,445	-	$ 19,117,445
		US Government & Agency Obligations	-	$ 10,229,220	-	$ 10,229,220
		Municipal Bonds	-	$ 1,315,893	-	$ 1,315,893
		Mortgage-Backed Securities	$ 4,387,544	-	-	$ 4,387,544
		Fidelity Money Market Portfolio Institutional Class	$ 123,854	-	-	$ 123,854
		Total	$ 4,511,398	$ 30,662,558	$ 0	$ 35,173,956

		Monteagle Informed Investor Growth Fund
		Schedule of Investments
		May 31, 2019 (Unaudited)

Shares			Value

COMMON STOCKS - 34.55%

Capital Goods - 1.02%
1,200		Armstrong World Industries, Inc.	$ 106,440

Containers & Packages - 1.88%
3,200		Ball Corp.	196,448

Healthcare Equipment & Services - 6.95%
4,700		Veeva Systems, Inc. Class A *	725,163

Metals & Mining - 4.04%
12,200		Kirkland Lake Gold Ltd. (Canada)	421,022

Software & Services - 20.65%
1,200		Mastercard Inc. Class A	301,788
2,500		Paychex, Inc.	214,475
2,500		Paycom Software, Inc. *	530,250
1,700		RingCentral, Inc. Class A *	203,745
1,900		ServiceNow, Inc. *	497,667
1,500		WIX.com Ltd. *	206,010
2,900		Zscaler, Inc. *	199,027
			2,152,962

TOTAL FOR COMMON STOCKS (Cost $3,020,500) - 34.55%			3,602,035

REAL ESTATE INVESTMENT TRUST - 10.94%
2,800		American Tower Corp.	584,556
6,700		W.P. Carey, Inc. *	556,167
			1,140,723

TOTAL FOR REAL ESTATE INVESTMENT TRUST (Cost $1,045,811) - 10.94%			1,140,723

SHORT-TERM INVESTMENTS - 54.50%
5,682,718		Federated Government Obligations Fund-Institutional Shares, 2.25% **	5,682,718

TOTAL FOR SHORT-TERM INVESTMENTS (Cost $5,682,718) - 54.50%			5,682,718

TOTAL INVESTMENTS (Cost $9,749,029) *** - 99.99%			10,425,476

OTHER ASSETS LESS LIABILITIES - 0.01%			1,390

NET ASSETS - 100.00%			$ 10,426,866

* Non-Income producing.
** Variable rate security; the coupon rate shown represents the yield at May 31, 2019.

*** At May 31, 2019 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $9,749,029 amounted to $676,447, which consisted of aggregate gross unrealized appreciation of $701,402 and aggregate gross unrealized depreciation of $24,955.

NOTES TO FINANCIAL STATEMENTS
Monteagle Informed Investor Growth Fund
1. SECURITY TRANSACTIONS

At May 31, 2019 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $9,749,029 amounted to $676,447, which consisted of aggregate gross unrealized appreciation of $701,402 and aggregate gross unrealized depreciation of $24,955.

2. SECURITY VALUATION

Equity securities, including common stocks and exchange-traded funds, held by the Funds for which market quotations are readily available are valued using the last reported sales price or the official closing price provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on each Fund’s business day. If no sales are reported, the average of the last bid and ask price is used. If no average price is available, the last bid price is used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy described below. When an equity security is valued by the independent pricing service using factors other than market quotations or the market is considered inactive, they will be categorized in level 2.

Fixed income securities such as corporate bonds, municipal bonds, and U.S. government and agency obligations, are valued using an independent pricing service that considers market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and other reference data. These securities are categorized as level 2 securities. The fair value of mortgage-backed securities is estimated by an independent pricing service which uses models that consider interest rate movements, new issue information and other security pertinent data. Evaluations of tranches (non-volatile, volatile, or credit sensitive) are based on interpretations of accepted Wall Street modeling and pricing conventions. Mortgage-backed securities are categorized in level 2 of the fair value hierarchy described below to the extent the inputs are observable and timely. In the absence of readily available market quotations, or other observable inputs, securities are valued at fair value pursuant to procedures adopted by the Board of Trustees and would be categorized as level 3.

Options contracts that are actively traded are valued based on quoted prices from the exchange and categorized in level 1 of the fair value hierarchy. Options held by the Funds for which no current quotations are readily available and which are not traded on the valuation date are valued at the average of the last bid and ask price and are categorized within level 2 of the fair value hierarchy. Depending on the product and terms of the transaction, the fair value of options can be modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets, as is the case of options contracts. Options contracts valued using pricing models are categorized within level 2 of the fair value hierarchy.

Money market funds are valued at their net asset value of $1.00 per share and are categorized as level 1. Securities with maturities of 60 days or less may be valued at amortized cost, which approximates fair value and would be categorized as level 2.

Various inputs are used in determining the value of each of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
	●	Level 1 – quoted prices in active markets for identical securities
	●	Level 2 – other significant observable inputs
	●	Level 3 – significant unobservable inputs
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

		Investments in Securities	Level 1	Level 2	Level 3	Total
		Common Stocks	$ 3,602,035	-	-	$ 3,602,035
		Real Estate Investments	$ 1,140,723	-	-	$ 1,140,723
		Short-Term Investments:	$ 5,682,718	-	-	$ 5,682,718
		Total	$ 10,425,476	-	-	$ 10,425,476

		Monteagle Opportunity Equity Fund
		Schedule of Investments
		5/31/2019 (Unaudited)

Shares			Fair Value

COMMON STOCKS - 88.10%

Automobiles & Components - 0.68%
5,400		Magna International, Inc.	$ 231,876

Banks - 6.22%
6,360		Commerce Bancshares, Inc. *	364,619
3,700		Cullen/Frost Bankers, Inc.	337,699
6,400		East West Bancorp, Inc.	273,408
28,600		Oritani Financial Corp.	457,600
5,000		South State Corp.	329,450
11,800		Washington Federal, Inc.	372,526
			2,135,302
Capital Goods - 10.71%
3,500		Acuity Brands, Inc.	432,845
2,600		Curtiss-Wright Corp.	289,874
6,400		Fluor Corp.	177,408
5,200		HEICO Corp. Class A *	510,952
2,900		Hubbell, Inc.	332,166
1,450		Lennox International, Inc.	382,960
5,600		Simpson Manufacturing Co., Inc.	340,704
2,600		Snap-On, Inc.	405,392
2,200		Watsco, Inc.	346,258
4,200		Woodward, Inc.	457,464
			3,676,023
Chemicals - 1.68%
8,900		Eastman Chemical Co.	577,788

Commercial & Professional Services - 2.90%
6,300		Copart, Inc. *	450,324
8,400		Healthcare Services Group, Inc.	265,524
12,300		Nielsen Holdings PLC.	279,579
			995,427
Consumer Durables & Apparel - 2.07%
6,000		Capri Holdings Ltd. *	194,880
4,700		Sturm Ruger & Co., Inc.	233,637
2,450		Whirlpool Corp.	281,456
			709,973
Consumer Services - 1.52%
4,900		Cheesecake Factory, Inc.	211,925
7,100		Service Corp. International	311,477
			523,402
Containers & Packing - 5.35%
9,100		Avery Dennison Corp. *	946,946
30,700		Silgan Holdings, Inc.	889,993
			1,836,939
Diversified Financials - 1.26%
4,000		Cboe Global Markets, Inc.	434,160

Electric Utilities - 1.17%
4,900		ALLETE, Inc.	401,261

Energy Equipment & Services - 1.92%
16,000		Dril-Quip, Inc. *	660,000

Food, Beverage & Tobacco - 2.53%
6,100		Campbell Soup Co.	221,491
2,000		Ingredion, Inc.	152,320
2,100		Sanderson Farms, Inc.	287,091
3,700		Universal Corp.	209,124
			870,026
Gas Utilities - 2.30%
3,900		Atmos Energy Corp.	397,020
8,300		New Jersey Resources Corp.	393,835
			790,855
Health Care Equipment & Services - 5.70%
2,100		Amerisoucebergen Corp.	163,506
5,600		Dentsply Sirona, Inc.	301,672
2,500		Masimo Corp. *	326,850
12,200		Patterson Cos., Inc.	256,444
3,000		Varian Medical Systems, Inc. *	378,780
1,000		WellCare Health Plans, Inc. *	276,190
2,200		West Pharmaceutical Services, Inc.	252,120
			1,955,562
Household & Personal Products - 0.72%
3,300		Church & Dwight Co., Inc.	245,553

Insurance - 8.99%
4,800		Assurant, Inc.	479,808
8,100		CNA Financial Corp.	364,176
4,300		Hanover Insurance Group, Inc.	525,288
8,100		Hartford Financial Services Group, Inc.	426,546
8,400		Principal Financial Group, Inc.	433,188
2,900		Reinsurance Group of America, Inc.	429,374
5,000		Torchmark Corp.	427,550
			3,085,930
Media & Entertainment - 0.64%
3,700		WPP PLC. ADR *	220,113

Multi-Utilities - 2.08%
12,000		MDU Resources Group, Inc.	296,160
5,200		WEC Energy Group, Inc.	418,860
			715,020
Oil, Gas & Consumable Fuels - 2.17%
25,600		World Fuel Services Corp.	745,984

Pharmaceuticals, Biotechnology & Life Science - 2.57%
2,600		Icon PLC. *	368,056
400		Mettler-Toledo International, Inc. *	289,236
2,700		United Therapeutics Corp. *	226,719
			884,011
Retailing - 6.18%
9,100		Big Lots, Inc.	251,160
2,600		Five Below, Inc. *	334,698
5,000		Foot Locker, Inc.	196,750
3,000		Genuine Parts Co.	296,700
4,500		Monro, Inc.	358,695
1,000		Ulta Beauty, Inc. *	333,380
6,000		Williams-Sonoma, Inc.	351,000
			2,122,383
Semiconductors & Semiconductor Equipment - 1.99%
11,800		First Solar, Inc. *	684,872

Software & Services - 9.52%
7,650		Check Point Software Technology Ltd. *	843,642
57,700		NIC, Inc.	920,892
12,500		Maximus, Inc.	890,625
17,900		Teradata Corp. *	614,686
			3,269,845
Technology Hardware & Equipment - 4.46%
16,200		Cognex Corp.	657,720
3,000		Coherent, Inc. *	330,090
4,120		F5 Networks, Inc. *	544,170
			1,531,980
Transportation - 1.14%
4,050		Landstar System, Inc.	389,812

Water Utilities - 1.61%
7,600		American States Water Co.	554,344

TOTAL FOR COMMON STOCKS (Cost $27,414,881) - 88.10%			30,248,441

REAL ESTATE INVESTMENT TRUSTS - 10.47%
9,000		Extra Space Storage, Inc.	964,440
17,300		LTC Properties, Inc.	774,175
8,200		Mid-America Apartment Communities, Inc.	936,276
32,600		Weingarten Realty Investors	919,320
TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $3,412,181) - 10.47%			3,594,211

MONEY MARKET FUND - 1.38%
470,477		Federated Government Obligations Fund - Institutional Class, 2.25% **	470,477
3,007		Fidelity Institutional Money Market Fund, 2.45% **	3,007
TOTAL FOR MONEY MARKET FUND (Cost $473,477) - 1.38%			473,484

TOTAL INVESTMENTS (Cost $31,300,539) - 99.95%			34,316,136

OTHER ASSETS LESS LIABILITIES- 0.05%			18,592

NET ASSETS - 100.00%			$ 34,334,728

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at May 31, 2019.

*** At May 31, 2019 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $31,300,539 amounted to $3,015,596, which consisted of aggregate gross unrealized appreciation of $4,857,160 and aggregate gross unrealized depreciation of $1,841,564.

ADR - American Depository Receipt

NOTES TO FINANCIAL STATEMENTS
Monteagle Quality Growth Fund
1. SECURITY TRANSACTIONS

At May 31, 2019 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $31,300,539 amounted to $3,015,596, which consisted of aggregate gross unrealized appreciation of $4,857,160 and aggregate gross unrealized depreciation of $1,841,564.

2. SECURITY VALUATION

Equity securities, including common stocks and exchange-traded funds, held by the Funds for which market quotations are readily available are valued using the last reported sales price or the official closing price provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on each Fund’s business day. If no sales are reported, the average of the last bid and ask price is used. If no average price is available, the last bid price is used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy described below. When an equity security is valued by the independent pricing service using factors other than market quotations or the market is considered inactive, they will be categorized in level 2.

Fixed income securities such as corporate bonds, municipal bonds, and U.S. government and agency obligations, are valued using an independent pricing service that considers market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and other reference data. These securities are categorized as level 2 securities. The fair value of mortgage-backed securities is estimated by an independent pricing service which uses models that consider interest rate movements, new issue information and other security pertinent data. Evaluations of tranches (non-volatile, volatile, or credit sensitive) are based on interpretations of accepted Wall Street modeling and pricing conventions. Mortgage-backed securities are categorized in level 2 of the fair value hierarchy described below to the extent the inputs are observable and timely. In the absence of readily available market quotations, or other observable inputs, securities are valued at fair value pursuant to procedures adopted by the Board of Trustees and would be categorized as level 3.

Options contracts that are actively traded are valued based on quoted prices from the exchange and categorized in level 1 of the fair value hierarchy. Options held by the Funds for which no current quotations are readily available and which are not traded on the valuation date are valued at the average of the last bid and ask price and are categorized within level 2 of the fair value hierarchy. Depending on the product and terms of the transaction, the fair value of options can be modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets, as is the case of options contracts. Options contracts valued using pricing models are categorized within level 2 of the fair value hierarchy.

Money market funds are valued at their net asset value of $1.00 per share and are categorized as level 1. Securities with maturities of 60 days or less may be valued at amortized cost, which approximates fair value and would be categorized as level 2.

Various inputs are used in determining the value of each of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
	●	Level 1 – quoted prices in active markets for identical securities
	●	Level 2 – other significant observable inputs
	●	Level 3 – significant unobservable inputs
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

		Investments in Securities	Level 1	Level 2	Level 3	Total
		Common Stocks	$ 30,248,441	-	-	$ 30,248,441
		Real Estate Investment Trust	$ 3,594,211	-	-	$ 3,594,211
		Short Term Investments	$ 473,484	-	-	$ 473,484
		Total	$ 34,316,136	-	-	$ 34,316,136

		Monteagle Quality Growth Fund
		Schedule of Investments
		May 31, 2019 (Unaudited)

Shares			Value

COMMON STOCKS - 93.90%

Banks - 1.95%
3,510		JPMorgan Chase & Co.	$ 371,920

Capital Goods - 8.67%
3,334		3M Co.	532,606
3,050		Caterpillar, Inc.	365,421
1,610		The Middleby Corp. *	210,057
3,118		Raytheon Co.	544,091
			1,652,175
Chemicals - 3.49%
10,514		Albemarle Corp.	665,536

Consumer Durables & Apparel - 2.88%
37,025		Hanesbrand, Inc.	549,821

Consumer Services - 1.92%
1,700		Vail Resorts, Inc.	365,687

Food, Beverage and Tobacco - 6.42%
12,421		Altria Group, Inc.	609,374
11,750		Bunge Ltd.	614,407
			1,223,781
Healthcare Equipment & Services - 14.74%
1,235		Abiomed,Inc. *	323,471
4,024		Cigna Corp.	595,633
11,600		CVS Health Corp.	607,492
7,483		Neogen Corp.	421,667
3,566		UnitedHealth Group, Inc.	862,258
			2,810,521
Media - 4.79%
11,918		Comcast Corp. Class A	488,638
7,150		WPP PLC ADR *	425,354
			913,992
Oil & Gas Exploration & Production - 2.23%
3,615		Cimarex Energy Co.	206,742
28,000		Range Resources Corp.	218,960
			425,702
Oil & Gas Refining & Marketing - 3.05%
8,250		Valero Energy Corp.	580,800

Pharmaceuticals. Biotechnology & Life Science - 4.39%
4,097		Johnson & Johnson	537322
3,455		PRA Health Services, Inc. *	299,652
			836,974
Retailing - 7.22%
775		Amazon.com, Inc. Class C *	1,375,679

Semiconductors & Semiconductor Equipment - 2.33%
1,765		Broadcom Ltd.	444,145

Software & Services- 19.06%
663		Alphabet, Inc. Class A *	733,609
511		Alphabet, Inc. Class C *	563,955
4,900		Electronic Arts, Inc. *	456,092
6,293		Facebook, Inc. Class A *	1,116,819
6,169		Microsoft Corp.	762,982
			3,633,457
Technology Hardware & Equipment - 7.41%
8,067		Apple, Inc.	1,412,290

Telecommunication Services - 1.62%
17,150		Intelsat SA *	309,558

Transportation - 1.72%
2,126		FedEx Corp.	327,999

TOTAL FOR COMMON STOCKS (Cost $15,439,394) - 93.90%			17,900,037

EXCHANGE TRADED FUND - 2.68%
5,940		iShares Edge MSCI USA Quality Factor ETF	510,008

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $475,655) - 2.68%			510,008

SHORT TERM INVESTMENTS - 3.36%
639,585		Federated Government Obligations Fund-Institutional Shares, 2.25% **	639,585

TOTAL FOR SHORT TERM INVESTMENTS (Cost $639,585) - 3.36%			639,585

TOTAL INVESTMENTS (Cost $16,554,634) *** - 99.93%			19,049,630

OTHER ASSETS LESS LIABILITIES 0.07%			12,468

NET ASSETS - 100.00%			$ 19,062,098

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at May 31, 2019.

*** At May 31, 2019 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $16,554,634 amounted to $2,494,996, which consisted of aggregate gross unrealized appreciation of $4,312,656 and aggregate gross unrealized depreciation of $1,817,660.

ADR - American Depository Receipt

NOTES TO FINANCIAL STATEMENTS
Monteagle Quality Growth Fund
1. SECURITY TRANSACTIONS

At May 31, 2019 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $16,554,634 amounted to $2,494,996, which consisted of aggregate gross unrealized appreciation of $4,312,656 and aggregate gross unrealized depreciation of $1,817,660.

2. SECURITY VALUATION

Equity securities, including common stocks and exchange-traded funds, held by the Funds for which market quotations are readily available are valued using the last reported sales price or the official closing price provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on each Fund’s business day. If no sales are reported, the average of the last bid and ask price is used. If no average price is available, the last bid price is used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy described below. When an equity security is valued by the independent pricing service using factors other than market quotations or the market is considered inactive, they will be categorized in level 2.

Fixed income securities such as corporate bonds, municipal bonds, and U.S. government and agency obligations, are valued using an independent pricing service that considers market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and other reference data. These securities are categorized as level 2 securities. The fair value of mortgage-backed securities is estimated by an independent pricing service which uses models that consider interest rate movements, new issue information and other security pertinent data. Evaluations of tranches (non-volatile, volatile, or credit sensitive) are based on interpretations of accepted Wall Street modeling and pricing conventions. Mortgage-backed securities are categorized in level 2 of the fair value hierarchy described below to the extent the inputs are observable and timely. In the absence of readily available market quotations, or other observable inputs, securities are valued at fair value pursuant to procedures adopted by the Board of Trustees and would be categorized as level 3.

Options contracts that are actively traded are valued based on quoted prices from the exchange and categorized in level 1 of the fair value hierarchy. Options held by the Funds for which no current quotations are readily available and which are not traded on the valuation date are valued at the average of the last bid and ask price and are categorized within level 2 of the fair value hierarchy. Depending on the product and terms of the transaction, the fair value of options can be modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets, as is the case of options contracts. Options contracts valued using pricing models are categorized within level 2 of the fair value hierarchy.

Money market funds are valued at their net asset value of $1.00 per share and are categorized as level 1. Securities with maturities of 60 days or less may be valued at amortized cost, which approximates fair value and would be categorized as level 2.

Various inputs are used in determining the value of each of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
	●	Level 1 – quoted prices in active markets for identical securities
	●	Level 2 – other significant observable inputs
	●	Level 3 – significant unobservable inputs
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

		Investments in Securities	Level 1	Level 2	Level 3	Total
		Common Stocks	$ 17,900,037	-	-	$ 17,900,037
		Exchange Traded Funds	$ 510,008	-	-	$ 510,008
		Short Term Investments	$ 639,585	-	-	$ 639,585
		Total	$ 19,049,630	-	-	$ 19,049,630

		Monteagle Select Value Fund
		Schedule of Investments
		May 31, 2019 (Unaudited)

Shares			Value

COMMON STOCKS - 96.94%

Capital Goods - 20.03%
44,000		Arconic, Inc.	$ 963,600
13,500		Johnson Controls Int'l PLC	520,020
5,700		United Rentals, Inc. *	627,570
			2,111,190
Chemicals - 5.56%
7,900		LyondellBasell Industries NV Class A	586,575

Consumer Durables & Apparel - 20.23%
33,400		Hanesbrand, Inc.	495,990
11,200		Lennar Corp. Class A	556,192
3,300		Mohawk Industries, Inc. *	447,315
22,180		Tapestry, Inc.	633,461
			2,132,958
Diversified Financials - 5.49%
18,200		Franklin Resources, Inc.	579,124

Health Care Equipment & services - 0.59%
13,000		Davita, Inc. *	62,660

Insurance - 4.93%
16,500		Unum Group	519,585

Metals & Mining - 5.34%
58,000		Freeport-McMoRan, Inc.	563,180

Oil & Gas Equipment Services - 14.15%
35,800		Baker Hughes, a GE Co. Class A	766,478
21,800		Halliburton Co.	464,122
7,525		Schlumberger Ltd. *	261,042
			1,491,642
Oil & Gas Exploration & Production - 1.14%
2,100		Cimarex Energy Co.	120,099

Pharmaceuticals, Biotechnology & Life Science - 6.86%
9,200		Incyte Corp. *	723,396

Retailing - 2.53%
10,400		LKQ Corp. *	266,760

Semiconductors & Semiconductor Equipment - 5.57%
18,000		Micron Technology, Inc. *	586,980

Technology Hardware & Equipment - 4.52%
12,800		Western Digital Corp.	476,416

TOTAL FOR COMMON STOCKS (Cost $12,564,711) - 96.94%			10,220,565

SHORT TERM INVESTMENTS - 3.06%
323,104		Federated Government Obligations Fund-Institutional Shares, 2.25% **	323,104

TOTAL FOR SHORT TERM INVESTMENTS (Cost $323,104) - 3.06%			323,104

TOTAL INVESTMENTS (Cost $12,887,815) *** - 100.01%			10,543,669

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.01%)			(988)

NET ASSETS - 100.00%			$ 10,542,681

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at May 31, 2019 .

*** At May 31, 2019  the net unrealized depreciation on investments, based on cost for federal income tax purposes of $12,887,815 amounted to 2,344,146, which consisted of aggregate gross unrealized appreciation of $294,563 and aggregate gross unrealized depreciation of $2,638,709.

NOTES TO FINANCIAL STATEMENTS
Monteagle Select Value Fund
1. SECURITY TRANSACTIONS

At May 31, 2019  the net unrealized depreciation on investments, based on cost for federal income tax purposes of $12,887,815 amounted to 2,344,146, which consisted of aggregate gross unrealized appreciation of $294,563 and aggregate gross unrealized depreciation of $2,638,709.

2. SECURITY VALUATION

Equity securities, including common stocks and exchange-traded funds, held by the Funds for which market quotations are readily available are valued using the last reported sales price or the official closing price provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on each Fund’s business day. If no sales are reported, the average of the last bid and ask price is used. If no average price is available, the last bid price is used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy described below. When an equity security is valued by the independent pricing service using factors other than market quotations or the market is considered inactive, they will be categorized in level 2.

Fixed income securities such as corporate bonds, municipal bonds, and U.S. government and agency obligations, are valued using an independent pricing service that considers market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and other reference data. These securities are categorized as level 2 securities. The fair value of mortgage-backed securities is estimated by an independent pricing service which uses models that consider interest rate movements, new issue information and other security pertinent data. Evaluations of tranches (non-volatile, volatile, or credit sensitive) are based on interpretations of accepted Wall Street modeling and pricing conventions. Mortgage-backed securities are categorized in level 2 of the fair value hierarchy described below to the extent the inputs are observable and timely. In the absence of readily available market quotations, or other observable inputs, securities are valued at fair value pursuant to procedures adopted by the Board of Trustees and would be categorized as level 3.

Options contracts that are actively traded are valued based on quoted prices from the exchange and categorized in level 1 of the fair value hierarchy. Options held by the Funds for which no current quotations are readily available and which are not traded on the valuation date are valued at the average of the last bid and ask price and are categorized within level 2 of the fair value hierarchy. Depending on the product and terms of the transaction, the fair value of options can be modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets, as is the case of options contracts. Options contracts valued using pricing models are categorized within level 2 of the fair value hierarchy.

Money market funds are valued at their net asset value of $1.00 per share and are categorized as level 1. Securities with maturities of 60 days or less may be valued at amortized cost, which approximates fair value and would be categorized as level 2.

Various inputs are used in determining the value of each of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
	●	Level 1 – quoted prices in active markets for identical securities
	●	Level 2 – other significant observable inputs
	●	Level 3 – significant unobservable inputs
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

		Investments in Securities	Level 1	Level 2	Level 3	Total
		Common Stocks	$ 10,220,565	-	-	$ 10,220,565
		Short Term Investments	$ 323,104	-	-	$ 323,104
		Total	$ 10,543,669	-	-	$ 10,543,669

		Monteagle Value Fund
		Schedule of Investments
		May 31, 2019 (Unaudited)

Shares			Value

COMMON STOCKS - 93.07%

Automobiles & Components - 1.75%
12,000		Cooper Tire & Rubber Co.	$ 330,960

Capital Goods - 17.78%
4,000		3M Co.	639,000
15,000		Briggs & Stratton Corp.	141,000
5,000		Eaton Corp. PLC	372,450
75,370		Ferguson PLC ADR	482,368
9,500		Johnson Controls International PLC	365,940
30,000		Schneider Electric SA ADR	472,575
11,000		Texton, Inc.	498,300
20,000		Trinity Industries, Inc.	385,600
400		Triumph Group, Inc.	7,756
			3,364,989
Chemicals - 10.16%
4,600		Albemarle Corp.	291,180
10,000		CF Industries Holdings, Inc.	402,400
7,900		Eastman Chemical Co.	512,868
5,300		FMC Corp.	389,285
18,800		Huntsman Corp.	326,556
			1,922,289
Consumer Durables & Apparel- 5.95%
24,494		MDC Holdings, Inc.	769,846
12,500		Tapestry, Inc.	357,000
			1,126,846
Containers & Packages - 3.78%
10,400		International Paper Co.	431,288
8,700		WestRock Co.	283,620
			714,908
Diversified Financials - 2.12%
4,813		Macquarie Group Ltd. ADR	401,356

Food Beverage & Tobacco - 4.76%
18,000		Flowers Foods, Inc.	402,660
18,000		The Kraft Heinz Co.	497,700
			900,360
Health Care Equipment & Services - 2.31%
6,100		CVS Health Corp.	319,457
44,000		Owens & Minor, Inc.	118,360
			437,817
Insurance - 2.66%
16,000		Unum Group	503,840

Integrated Oil & Gas - 2.04%
7,500		Total SA ADR	386,250

Oil & Gas Equipment Services - 1.10%
6,000		Schlumberger Ltd. *	208,140

Oil & Gas Exploration & Production - 0.83%
12,000		Marathon Oil Corp.	157,800

Oil & Gas Refining & Marketing - 6.52%
11,800		HollyFrontier Corp.	448,164
6,500		Phillips 66	525,200
3,700		Valero Energy Corp.	260,480
			1,233,844
Paper & Forest Products - 1.44%
6,500		Domtar Co.	273,325

Pharmaceuticals, Biotechnology & Life Science- 10.08%
15,000		AstraZeneca PLC ADR	560,700
9,147		Merck & Co., Inc.	724,535
15,000		Pfizer, Inc.	622,800
			1,908,035
Semiconductors & Semiconductor Equipment - 5.22%
10,000		Intel Corp.	440,400
8,200		Qualcomm, Inc.	547,924
			988,324
Software & Services - 1.95%
2,900		International Business Machines Corp.	368,271

Technology Hardware & Equipment - 1.86%
8,400		Seagate Technology PLC	351,540

Telecommunications - 6.68%
20,000		AT&T, Inc.	611,600
12,000		Verizon Communications, Inc.	652,200
			1,263,800
Transportation - 1.81%
6,800		Ryder System, Inc.	343,400

Utilities - 2.26%
8,000		The Southern Co.	428,000

TOTAL FOR COMMON STOCKS (Cost $16,018,940) - 93.07%			17,614,094

REAL ESTATE INVESTMENT TRUSTS - 2.54%
17,100		Rayonier, Inc.	481,365

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $430,817) - 2.55%			481,365

SHORT TERM INVESTMENTS - 4.12%
780,339		Federated Government Obligations Fund-Institutional Shares, 2.25% **	780,339

TOTAL FOR SHORT TERM INVESTMENTS (Cost $780,339) - 4.12%			780,339

TOTAL INVESTMENTS (Cost $17,230,096) *** - 99.74%			18,875,798

OTHER ASSETS LESS LIABILITIES - 0.26%			49,286

NET ASSETS - 100.00%			$ 18,925,084

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at May 31, 2019 .

*** At May 31, 2019  the net unrealized appreciation on investments, based on cost for federal income tax purposes of $17,230,096 amounted to $1,645,702 which consisted of aggregate gross unrealized appreciation of $3,226,660 and aggregate gross unrealized depreciation of $,580,958.

NOTES TO FINANCIAL STATEMENTS
Monteagle Value Fund
1. SECURITY TRANSACTIONS

At May 31, 2019  the net unrealized appreciation on investments, based on cost for federal income tax purposes of $17,230,096 amounted to $1,645,702 which consisted of aggregate gross unrealized appreciation of $3,226,660 and aggregate gross unrealized depreciation of $,580,958.

2. SECURITY VALUATION

Equity securities, including common stocks and exchange-traded funds, held by the Funds for which market quotations are readily available are valued using the last reported sales price or the official closing price provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on each Fund’s business day. If no sales are reported, the average of the last bid and ask price is used. If no average price is available, the last bid price is used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy described below. When an equity security is valued by the independent pricing service using factors other than market quotations or the market is considered inactive, they will be categorized in level 2.

Fixed income securities such as corporate bonds, municipal bonds, and U.S. government and agency obligations, are valued using an independent pricing service that considers market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and other reference data. These securities are categorized as level 2 securities. The fair value of mortgage-backed securities is estimated by an independent pricing service which uses models that consider interest rate movements, new issue information and other security pertinent data. Evaluations of tranches (non-volatile, volatile, or credit sensitive) are based on interpretations of accepted Wall Street modeling and pricing conventions. Mortgage-backed securities are categorized in level 2 of the fair value hierarchy described below to the extent the inputs are observable and timely. In the absence of readily available market quotations, or other observable inputs, securities are valued at fair value pursuant to procedures adopted by the Board of Trustees and would be categorized as level 3.

Options contracts that are actively traded are valued based on quoted prices from the exchange and categorized in level 1 of the fair value hierarchy. Options held by the Funds for which no current quotations are readily available and which are not traded on the valuation date are valued at the average of the last bid and ask price and are categorized within level 2 of the fair value hierarchy. Depending on the product and terms of the transaction, the fair value of options can be modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets, as is the case of options contracts. Options contracts valued using pricing models are categorized within level 2 of the fair value hierarchy.

Money market funds are valued at their net asset value of $1.00 per share and are categorized as level 1. Securities with maturities of 60 days or less may be valued at amortized cost, which approximates fair value and would be categorized as level 2.

Various inputs are used in determining the value of each of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
	●	Level 1 – quoted prices in active markets for identical securities
	●	Level 2 – other significant observable inputs
	●	Level 3 – significant unobservable inputs
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

		Investments in Securities	Level 1	Level 2	Level 3	Total
		Common Stocks	$ 17,614,094	-	-	$ 17,614,094
		Real Estate Investment Trusts	$ 481,365	-	-	$ 481,365
		Short Term Investments	$ 780,339	-	-	$ 780,339
		Total	$ 18,875,798	-	-	$ 18,875,798

		The Texas Fund
		Schedule of Investments
		May 31, 2019 (Unaudited)

Shares			Value

COMMON STOCKS - 82.52%

Banks - 8.57%
3,067		CBTX, Inc.	$ 83,575
7,439		Cadence Bancorp	137,621
799		Cullen/Frost Bankers, Inc.	72,925
2,407		First Financial Bankshares, Inc.	136,381
1,015		Independent Bank Group, Inc.	52,415
1,721		LegacyTexas Financial Group, Inc.	62,816
1,179		Texas Capital Bancshares, Inc. *	67,557
4,013		Triumph Bancorp, Inc. *	112,645
5,660		Veritex Holdings, Inc.	143,934
			869,869
Capital Goods - 12.39%
725		Alamo Group, Inc.	68,824
2		Arcosa, Inc.	68
3,097		Builders Firstsource, Inc. *	43,606
11,862		Cornerstone Building Brands, Inc. *	52,074
2,428		Comfort Systems USA, Inc.	114,553
2,130		CSW Industrials, Inc.	136,171
2,074		DXP Enterprises, Inc. *	66,824
886		Encore Wire Corp.	44,220
1,172		Fluor Corp.	32,488
2,027		Jacobs Engineering Group, Inc.	152,613
329		Lennox International, Inc.	86,892
3,112		Now, Inc. *	79,639
1,546		Primoris Services Corp.	28,199
11,500		Quanex Building Products Corp.	178,365
1,799		Quanta Services, Inc.	62,533
1,677		Rush Enterprises, Inc. Class A	59,149
6		Trinity Industries, Inc.	116
2,541		Univar, Inc. *	50,845
			1,257,179
Chemicals - 2.74%
427		Celanese Corp. Series A	40,535
5,721		Kronos Worldwide, Inc.	72,142
13,972		Venator Materials PLC (United Kingdom) *	60,778
1,819		Westlake Chemical Co.	104,211
			277,666
Commercial & Professional Services - 3.63%
2,815		Copart, Inc.	201,216
776		Insperity, Inc.	88,387
723		Waste Management, Inc.	79,060
			368,663
Construction & Engineering - 1.37%
6,263		KBR Inc.	139,164

Construction Materials - 1.75%
3,805		US Concrete, Inc. *	177,199

Consumer Durables & Apparel - 2.78%
2,403		DR Horton, Inc.	102,752
9,727		Green Brick Partners, Inc. *	84,528
1,388		LGI Homes, Inc. *	94,662
			281,942
Consumer Services - 1.41%
1,634		Dave & Busters Entertainment, Inc.	81,275
1,254		Six Flags Entertainment Corp.	61,898
			143,173
Diversified Financials - 2.34%
223		Texas Pacific Land Trust	72,810
3,730		TPG Specialty Lending Inc.	164,353
			237,163
Energy - 0.26%
567		Marathon Petroleum Corp.	26,076

Food & Staples Retailing - .97%
1,427		Sysco Corp.	98,206

Food, Beverage & Tobacco - 1.56%
3,970		Farmer Brothers Co. *	72,730
3,052		Keurig Dr. Pepper, Inc.	86,036
			158,766
Healthcare Equipment & Services - 2.98%
3,278		Adeptus Health, Inc. Class A *	33
2,511		Integer Holdings Corp. *	176,021
529		McKesson Corp	64,612
1,248		Orthofix Medical, Inc. *	61,564
			302,230
Household &Personal Products - 1.03%
814		Kimberly Clark Corp.	104,102

Insurance - 1.73%
588		Torchmark Corp.	175,296

Integrated Oil & Gas - 1.44%
1,317		Exxon Mobil Corp.	93,204
1,055		Occidental Petroleum Corp.	52,507
			145,711
Media - 0.82%
2,186		Cinemark Holdings, Inc.	83,046

Oil & Gas Equipment Services - 2.04%
1,417		Halliburton Co.	30,168
3,311		Keane Group, Inc. *	24,303
4,866		McDermott International, Inc. *	29,391
4,082		Newpark Resources, Inc. *	28,533
1,322		Oil States International, Inc. *	21,998
1,346		Propetro Holding Corp. *	26,139
3,254		Solaris Oilfield Infrastructure, Inc. Class A	46,304
			206,836
Oil & Gas Exploration & Production - 4.51%
1,187		Cabot Oil & Gas Corp. Class A	29,699
3,203		Carrizzo Oil & Gas, Inc. *	32,607
11,223		Chesapeake Energy Corp. *	21,548
516		Concho Resources, Inc.	50,573
7,874		Denbury Resources, Inc. *	11,339
169		Diamondback Energy, Inc.	16,572
4,967		Earthstone Energy Inc. Class A *	27,169
731		EOG Resources, Inc.	59,854
6,384		Kosmos Energy Ltd.	39,325
5,596		Oasis Petroleum, Inc. *	29,099
234		Pioneer Natural Resources Co.	33,219
1,263		Sabine Royalty Trust	57,201
6,859		Southwestern Energy Co. *	24,625
5,897		W&T Offshore, Inc. *	24,767
			457,597
Oil & Gas Refining & Marketing- 2.54%
800		CVR Energy, Inc.	33,976
859		HollyFrontier, Corp.	32,624
2,597		Par Pacific Holdings, Inc. *	50,901
760		Phillips 66	61,408
1,116		Valero Energy Corp.	78,566
			257,475
Oil & Gas Storage & Transportation- 1.29%
797		Cheniere Energy, Inc. *	50,354
4,062		Kinder Morgan, Inc.	81,037
			131,391
Pharmaceuticals, Biotechnology & Life Science - 1.21%
4,728		Luminex Corp.	122,802

Real Estate Management & Development - 1.44%
3,811		Forestar Group, Inc.	68,255
1,800		HFF, Inc. Class A *	77,724
			145,979
Retailing - 4.27%
3,090		At Home Group, Inc. *	58,864
2,311		Carvana Co. Class A *	133,761
4,305		Core-Mark Holding Co., Inc.	158,768
1,880		Rent-A_Center, Inc. *	44,857
2,432		Sally Beauty Holding, Inc. *	36,918
			433,168
Semiconductors & Semiconductor Equipment - 2.97%
531		Cirrus Logic, Inc. *	19,843
4,202		Diodes, Inc. *	129,968
1,453		Texas Instruments, Inc.	151,562
			301,373
Software & Services - 8.49%
4,508		Blucora, Inc. *	139,613
2,014		Match Group, Inc. Class A *	138,261
1,182		Realpage, Inc. *	68,934
4,158		Sailpoint Technologies Holdings, Inc. *	73,056
2,582		Solarwinds Corp. *	45,185
793		Tyler Technologies, Inc. *	169,187
4,865		Upland Software, Inc. *	227,633
			861,869
Technology Hardware & Equipment - 3.77%
861		Apple, Inc.	150,736
6,400		Benchmark Electronic, Inc.	141,376
2,338		National Instruments Corp.	90,223
			382,335
Telecommunication Services - 1.22%
4,057		AT&T, Inc.	124,063

Transportation - 0.40%
1,181		Southwest Airlines Co.	40,603

Utilities - 0.63%
2,730		Vistra Energy Corp.	64,320

TOTAL FOR COMMON STOCKS (Cost $8,407,236) - 82.52%			8,375,262

INVESTMENTS IN PURCHASED OPTIONS, AT VALUE (Premiums Paid $169,024) - 2.12%			215,340

SHORT TERM INVESTMENTS - 16.06%
1,630,308		Federated Government Obligations Fund-Institutional Shares, 2.25% **	1,630,308

TOTAL FOR SHORT TERM INVESTMENTS (Cost $1,630,308) - 16.06%			1,630,308

TOTAL INVESTMENTS (Cost $10,206,568) *** - 100.70%			10,220,910.00

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.70%)			(70,861)

NET ASSETS - 100.00%			$ 10,150,049
* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at May 31, 2019.

*** At May 31, 2019 the net unrealized apreciation on investments, based on cost for federal income tax purposes of $10,206,568 amounted to $14,341, which consisted of aggregate gross unrealized appreciation of $1,345,827 and aggregate gross unrealized depreciation of $1,331,486.

NOTES TO FINANCIAL STATEMENTS
The Texas Fund

At May 31, 2019 the net unrealized apreciation on investments, based on cost for federal income tax purposes of $10,206,568 amounted to $14,341, which consisted of aggregate gross unrealized appreciation of $1,345,827 and aggregate gross unrealized depreciation of $1,331,486.

1. SECURITY TRANSACTIONS

Equity securities, including common stocks and exchange-traded funds, held by the Funds for which market quotations are readily available are valued using the last reported sales price or the official closing price provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on each Fund’s business day. If no sales are reported, the average of the last bid and ask price is used. If no average price is available, the last bid price is used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy described below. When an equity security is valued by the independent pricing service using factors other than market quotations or the market is considered inactive, they will be categorized in level 2.

2. SECURITY VALUATION

Fixed income securities such as corporate bonds, municipal bonds, and U.S. government and agency obligations, are valued using an independent pricing service that considers market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and other reference data. These securities are categorized as level 2 securities. The fair value of mortgage-backed securities is estimated by an independent pricing service which uses models that consider interest rate movements, new issue information and other security pertinent data. Evaluations of tranches (non-volatile, volatile, or credit sensitive) are based on interpretations of accepted Wall Street modeling and pricing conventions. Mortgage-backed securities are categorized in level 2 of the fair value hierarchy described below to the extent the inputs are observable and timely. In the absence of readily available market quotations, or other observable inputs, securities are valued at fair value pursuant to procedures adopted by the Board of Trustees and would be categorized as level 3.

Options contracts that are actively traded are valued based on quoted prices from the exchange and categorized in level 1 of the fair value hierarchy. Options held by the Funds for which no current quotations are readily available and which are not traded on the valuation date are valued at the average of the last bid and ask price and are categorized within level 2 of the fair value hierarchy. Depending on the product and terms of the transaction, the fair value of options can be modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets, as is the case of options contracts. Options contracts valued using pricing models are categorized within level 2 of the fair value hierarchy.

Money market funds are valued at their net asset value of $1.00 per share and are categorized as level 1. Securities with maturities of 60 days or less may be valued at amortized cost, which approximates fair value and would be categorized as level 2.

Various inputs are used in determining the value of each of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
	●	Level 1 – quoted prices in active markets for identical securities
	●	Level 2 – other significant observable inputs
	●	Level 3 – significant unobservable inputs
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

		Investments in Securities	Level 1	Level 2	Level 3	Total
		Common Stocks	$ 8,375,262	-	-	$ 8,375,262
		Options Purchased	$ 215,340	-	-	$ 215,340
		Short Term Investments	$ 1,630,308	-	-	$ 1,630,308
		Total	$ 10,220,910.00	-	-	$ 10,220,910.00

		The Texas Fund
		Schedule of Options Purchased
		May 31, 2019 (Unaudited)

CALL OPTIONS - 2.12% *

Underlying Security	Counterparty	Contracts	Notional Amount	Exercise Price	Expiration	Fair Value

iShares Russell 2000 ETF	Huntington Bank	220	$3,254,460	$150.00	7/19/2019	$144,540

SPDR S&P 500 ETF	Huntington Bank	80	$2,232,240	$276.00	8/16/2019	$70,800

Total Call Options (Premiums Paid $169,024) - 2.12%						$215,340

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MONTEAGLE FUNDS

By /s/ Paul B. Ordonio

Paul B. Ordonio

President and Principal Executive Officer

Date July 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Paul B. Ordonio

Paul B. Ordonio

President and Principal Executive Officer

Date July 29, 2019

By /s/ Umberto Anastasi

Umberto Anastasi

Treasurer and Principal Financial Officer

Date July 29, 2019